CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Feb. 07, 2021
Current assets
Cash	$ 3,438		$ 30,870			$ 453,151
Total Current Assets	3,438		30,870			536,212
Investments held in Trust Account	29,978,639		29,029,416			117,320,973
Total assets	29,982,077		29,060,286			117,857,185
Current Liabilities
Accrued expenses	2,039,294		1,679,821			$ 125,972
Amount due to related parties	$ 11,200		$ 11,500
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]		Related Party [Member]			Related Party [Member]
Income tax payable	$ 32,304		$ 214,850
Franchise tax payable	8,000		69,966			$ 164,008
Total Current Liabilities	2,090,798		1,976,137			289,980
Warrant liabilities	362,558		362,558			4,851,668
Deferred underwriter fee payable	4,025,000		4,025,000			4,025,000
Extension loan	367,832		2,545,838			$ 0
Working capital loans	$ 3,283,358		$ 207,081
Other Liability, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]		Related Party [Member]			Related Party [Member]
Total liabilities	$ 10,129,546		$ 9,116,614			$ 9,166,648
Commitments and Contingencies
Stockholders' Deficit
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	1,637,597		2,242,253
Accumulated deficit	(11,723,886)		(11,632,745)			(8,609,810)
Total Stockholders' Deficit	(10,085,805)	$ (9,475,991)	(8,806,438)	$ (6,614,018)	$ (6,413,955)	(8,609,463)	$ 0
Total Liabilities and Stockholders' Deficit	29,982,077		29,060,286			117,857,185
Class A Common Stock subject to possible redemption
Current Liabilities
Class A Common Stock subject to possible redemption; 2,731,544 shares at redemption value of $10.96 and $10.53 per share as of June 30, 2023 and December 31, 2022, respectively	29,938,336		28,750,110			117,300,000
Class A Common Stock not subject to possible redemption
Stockholders' Deficit
Common stock	59		59			59
Class B Common Stock
Stockholders' Deficit
Common stock	$ 425		$ 425			$ 288